Class N [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class N | NICHOLAS LTD EDITION INC | Class N
Prospectus [Line Items]
Annual Return [Percent]	[1]	(10.66%)	11.58%	16.81%	(23.86%)	18.70%	22.48%	27.09%	(1.33%)	19.57%	12.00%

[1]	The Fund’s fiscal year end is October 31. As reflected in the bar chart, the Fund’s year-to-date return as of December 31, 2025 was -10.66%.